STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038
February 18, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc.
(Registration Nos:  333-192305 and 811-22912)

Ladies and Gentlemen:

On behalf of Dreyfus BNY Mellon Funds, Inc. (the "Company"), transmitted for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 4 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  The Amendment relates to Post-Effective Amendment No. 1 ("Amendment No. 1") to the Registration Statement, filed with the Securities and Exchange Commission (the "Commission") on January 27, 2014 for the purpose of forming a new series of the Company, Dreyfus Yield Enhancement Strategy Fund (the "fund").

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on Amendment No. 1 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on February 13, 2014 and to complete previously incomplete portions of the filing, including updating financial information, to make certain other revisions and to file exhibits, including agreements and plans and the consent of the Trust's independent registered public accounting firm.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.  The prospectuses and statement of additional information ("SAI") included in the Amendment have been marked to indicate changes from those versions filed as part of Amendment No. 1.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below in their entirety, and the response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Prospectus

1.	Staff Comment: In Fund Summary—Fees and Expenses, regarding footnote ++, discussing the fee waiver, if The Dreyfus Corporation may recoup any fees waived, please disclose this in the footnote, along with the terms of any recoupment. Also, please clarify if the board of directors may terminate this waiver/reimbursement before March 1, 2015.

Response:  Amounts waived or reimbursed by The Dreyfus Corporation ("Dreyfus") under this agreement (the "Expense Limitation Agreement") are not subject to recoupment by Dreyfus.  The Expense Limitation Agreement may only be terminated prior to March 1, 2015 upon termination of the Management Agreement between the Company, on behalf of the fund, and Dreyfus.  Accordingly, we believe the disclosure does not need to be clarified.

2.	Staff Comment: Please incorporate the term "junk bonds" in the first reference to "high yield securities" in Fund Summary—Principal Investment Strategy.

Response:  The third sentence in Fund Summary—Principal Investment Strategy has been revised as follows:  "The fund normally allocates its assets among other investment companies (the underlying funds) that employ various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities ("junk" bonds), senior loans, emerging markets debt, municipal securities and Treasury and other inflation-protected securities (TIPS)."  The same change has been made in Fund Details—Goal and Approach.

3.	Staff Comment: Please disclose the process used to alter the asset allocation among underlying funds.

Response:  The process is described in the third paragraph of Fund Summary—Principal Investment Strategy (also in Fund Details—Goal and Approach), which has been revised to address the Staff's comment:

Dreyfus determines the fund's asset allocation to the fixed-income investment strategies and sets the investment ranges using fundamental and quantitative analysis, and its economic and financial markets outlook.  Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds.  Dreyfus has the discretion to change the fund's investment strategies and the investment ranges when Dreyfus deems it appropriate, based on its assessment of economic and financial markets, without prior notice to shareholders.

4.	Staff Comment: In Fund Details—Goal and Approach, please provide an example to explain duration.

Response:  The following sentences have been moved from Fund Details—Investment Risks—Interest rate risk to the seventh sentence of Fund Details—Goal and Approach:  "For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%.  Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%."

5.	Staff Comment: If any of the strategies of the underlying funds described in Fund Details—Goal and Approach are principal investment strategies of the underlying funds (e.g., loan participations for Dreyfus Floating Rate Income Fund and defaulted corporate securities for the unaffiliated emerging markets debt strategies fund), please include these strategies in Fund Summary—Principal Investment Strategy.

Response:  The following have been added to Fund Summary—Principal Investment Strategy:  forward roll transactions; forward commitments; and Brady bonds, so that strategies of the underlying funds that are believed to be principal investment strategies are disclosed in Fund Summary—Principal Investment Strategy.

6.	Staff Comment: Disclose the duration policy for all underlying funds that state a duration policy in their prospectuses.

Response:  The duration policy for all underlying funds which have a duration policy (other than to invest in securities of any duration) is disclosed in Fund Details—Goal and Approach.

7.	Staff Comment: In Fund Details—Investment Risks, please confirm that the third category of risks, described as additional risks for the fund through its investment in underlying funds, are related to strategies of the underlying funds and are not related to strategies of the fund outside of its investments in underlying funds (e.g., securities lending and portfolio turnover).

Response:  The risks described in this section relate to strategies of the underlying funds and the fund.  We have revised the introductory language for this section as follows:  "In addition to the principal risks described above, the fund, through its investment in underlying funds, is subject to the additional risks described below.  References to the fund below include the underlying funds."

8.	Staff Comment: "Convertible securities" are listed in Fund Summary—Principal Investment Strategy, but are not listed in Fund Summary—Principal Investment Risks. Please move up the convertible securities risk, currently listed in Fund Details—Investment Risks as an additional risk, to Fund Summary—Principal Investment Risks and as a principal risk in Fund Details—Investment Risks.

Response:  The requested change has been made.

SAI

9.	Staff Comment: There does not appear to be a fundamental policy on investing in real estate, as required by Sections 8 and 13 of the 1940 Act. Please include the fund's policy on investing in real estate.

Response:  The following Fundamental Policy has been added for the fund:  "[The fund may not] [p]urchase, hold or deal in real estate, but the fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or REITs and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities."

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We hope the Staff finds that this letter and the revisions to the prospectus and SAI are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6141.

Very truly yours,

/s/ Janna Manes
Janna Manes